Additional Information - Financing Expenses and Interest Expense on Employee Future Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Interest on long-term debt	$ 77	$ 83
Interest income	0	(3)
Amortization of financing costs	3	3
Other interest and banking fees	4	3
Interest expense on employee future benefits and other liabilities	15	11
Financing expense and interest expense on employee future benefits	$ 99	$ 97